Summary of Operating Expenses (Detail) - BRL (R$) R$ in Thousands		9 Months Ended				12 Months Ended
		Sep. 30, 2018		Sep. 30, 2017		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Operating (expenses) income
Cost of sales and/or services		R$ (11,804,863)		R$ (11,722,808)		R$ (15,676,216)		R$ (16,741,791)		R$ (16,250,083)
Selling expenses		(3,311,464)		(3,238,628)		(4,399,936)		(4,383,163)		(4,719,811)
General and administrative expenses		(1,916,149)		(2,299,597)		(3,064,252)		(3,687,706)		(3,912,178)
Other operating income		1,477,638		1,792,872		1,985,101		1,756,100		373,975
Other operating expenses		(950,335)		(1,669,099)		(3,028,590)		(2,988,067)		(2,646,412)
Equity pick up		(13,842)		1,587		(433)		(5,118)		(21,883)
Total operating expenses		(16,519,015)		(17,135,673)		(24,184,326)		(26,049,745)		(27,176,392)
Provision for bad debt
Operating (expenses) income
Total operating expenses		(938,549)	[1]	(519,224)	[1]	(691,807)		(643,287)		(721,175)
Third-Party Services
Operating (expenses) income
Total operating expenses		(4,408,207)		(4,714,263)		(6,221,058)		(6,399,191)		(6,317,233)
Depreciation And Amortization [Member]
Operating (expenses) income
Total operating expenses		(4,431,491)		(4,303,510)		(5,881,302)		(6,310,619)		(6,195,039)
Rentals and Insurance
Operating (expenses) income
Total operating expenses		(3,189,868)		(3,207,354)		(4,162,659)		(4,329,546)		(3,599,830)
Personnel
Operating (expenses) income
Total operating expenses		(1,875,329)		(1,953,899)		(2,791,331)		(2,852,224)		(2,719,530)
Network Maintenance Services
Operating (expenses) income
Total operating expenses		(837,595)		(950,394)		(1,251,511)		(1,540,320)		(1,901,569)
Interconnection
Operating (expenses) income
Total operating expenses		(495,849)		(584,767)		(778,083)		(1,173,475)		(1,808,845)
Provision for contingencies
Operating (expenses) income
Total operating expenses		(54,935)	[2]	35,783	[2]	(143,517)		(1,056,410)		(1,837,714)
Advertising and Marketing
Operating (expenses) income
Total operating expenses		(238,088)		(285,490)		(413,580)		(448,990)		(405,626)
Handsets and Other Costs
Operating (expenses) income
Total operating expenses		(123,189)		(159,823)		(223,335)		(284,119)		(284,637)
Impairments
Operating (expenses) income
Total operating expenses		(82,001)		(160,441)		(46,534)	[3]	(225,512)	[3]	(590,641)	[3]
Taxes and Other Expenses [Member]
Operating (expenses) income
Total operating expenses		R$ 156,086		R$ (332,291)		(345,132)		(559,162)		(1,013,057)
Other Operating Income (Expense)
Operating (expenses) income
Total operating expenses	[4]					R$ (1,234,477)		R$ (226,890)		R$ 218,504

[1]	In 2018, the Company reassessed the assumptions for estimate adopted for the provision for bad debt.
[2]	Refers to the reversal of the provision for the contingency arising from the reprocessing of the provision estimation model taking into account the new profile and history of discontinuation of lawsuits in the context of the approval and confirmation of the JRP.
[3]	As at December 31, 2017 and 2016, the Company conducted the annual impairment test and recognized a loss on goodwill related to Africa (Note 25) which is being reported as held for sale, in amounting R$46,534 and R$225,512, respectively. As at December 31, 2015, the Company conducted the annual impairment test and recognized a loss on goodwill amounting to R$501,465 related to goodwill and trademarks for the Telecommunication services in Brazil due to a significant change in the macroeconomic conditions in Brazil and R$89,176 related to Africa which is being reported as held for sale. The fair value of the reporting unit was estimated using the expected present value of future cash flows.
[4]	In 2017 refers to the effects of non-recurring expenses related to unrecoverable tax, write-off of other assets and other expenses of R$1,188 million (R$227 million in 2016) due to reconcile the accounting balances as part of the process of JRP. In 2015 primarily include the reversal of a civil contingency amounting to R$325,709 arising from the revision of the calculation methodology and R$47,756 in costs relating to terminations of employment contracts in this period.